Chartered-in Vessels - Commitment Under Capital Leases (Details) - Dec. 31, 2021 - LNG Carriers [Member] $ in Thousands	vessel	lease	USD ($)
Capital Leased Assets [Line Items]
Number of vessels	2	9
Commitment
2020			$ 136,959
2021			135,459
2022			132,011
2023			129,725
2024			305,457
Thereafter			763,184
Lease liability payment			$ 1,600,000